Other (Expenses) Income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Expenses (Income)	8. OTHER (EXPENSE) INCOME

	Years ended December 31,
	2019	2018
Management fee income	1,186	1,167
Other operating expense (income), net	(266)	305
	920	1,472